Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Summary of supplemental information related to operating leases and financing leases

	Year ended December 31,
	2023	2024	2025
Operating leases-Weighted average remaining lease term	2.03	1.43	2.52
Financing leases-Weighted average remaining lease term	0.04	N/A	N/A
Operating leases-Weighted average discount rate	5.10%	4.00%	3.95%
Financing leases-Weighted average discount rate	7.10%	N/A	N/A

Summary of components of lease expense

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost	36,911	37,490	23,287
Financing lease cost
Amortization of right-of-use assets	87	—	—
Interest on lease liabilities	2	—	—
Short-term lease cost	8,520	5,441	6,157
Total	45,520	42,931	29,444

Summary of supplemental information related to the group's leases

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for operating leases	31,988	35,491	25,224
Cash paid for financing leases
Operating cash flows from finance leases	56	—	—
Financing cash flows from finance leases	19	—	—

Summary of non-cash ROU assets In exchange for new lease liabilities

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating leases	67,122	63,570	21,420

Summary of maturity analysis

As of December 31,
2025
Operating Leases
RMB
2026	11,867
2027	7,855
2028	5,406
Subtotal	25,128
Less: imputed interest	(1,602)
Lease liabilities	23,526